SCHEDULE OF ANTIDILUTIVE COMMON STOCK EQUIVALENTS (Details) - shares	3 Months Ended		12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	May 31, 2024	May 31, 2023
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	511,950	563,950	511,950	557,450
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	88,000	132,000	88,000	132,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	29,336	29,336	29,336	29,336